BRIDGE FINANCING AND SECURITIES PURCHASE AGREEMENT (Primary Financing) - Bridge Warrants - General Information (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Oct. 28, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Class of Warrant or Right [Line Items]
Warrants, term	5 years
Warrant liability		$ 373,599
Bridge Warrants, Common Stock
Class of Warrant or Right [Line Items]
Warrants, term		5 years		5 years
Warrants, number of securities called by warrants (in shares)		99,074
Warrants, exercise price of the three lowest weighted-average prices of post-merger ordinary shares, threshold, percentage (as a percent)	85.00%		85.00%
Bridge Warrants, Common Stock, First Closing
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)	39,630					39,630
Warrant liability						$ 1,600,000
Bridge Warrants, Common Stock, Second and Third Closings
Class of Warrant or Right [Line Items]
Warrants, number of securities called by warrants (in shares)	59,444				59,444
Warrant liability					$ 2,200,000